Leases (Details)	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)
Leases [Line Items]
Rent increased	$ 6,500	₪ 23,300
Short-term deposit	$ 33,000
2021 Lease [Member]
Leases [Line Items]
Extend lease description	The Company, Scisparc and the third party had an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month ($3,080) during the term of the 2021 Lease.	The Company, Scisparc and the third party had an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month ($3,080) during the term of the 2021 Lease.
Estimated incremental borrowing percentage	20.00%
Rent increased	$ 5,094	₪ 18,200